Risk management - Capital risk (Details)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024 branch banks indicator	Dec. 31, 2023	Dec. 31, 2022
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage		12.78%	12.30%	12.18%
Tier 1 phase in capital ratio		14.44%	13.75%	13.63%
Total phase-in capital		17.39%	16.39%	15.99%
Number of global systemically important banks (G-SIBs) | banks		29
G-SIB designation, number of criteria | indicator		5
G-SIB, capital buffer percentage		1.00%
Number of capital buffer | branch		2
Domestic systemic entities, capital buffer percentage		1.25%
Minimum | Capital Requirement
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	9.65%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.98%
Capital conservation buffer, percentage	2.50%
Globally systemically important entity percentage	1.25%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.39%
Systematic risk requirement	0.03%
Tier 1 phase in capital ratio	11.47%
Total phase-in capital	13.91%